Exhibit 99.3

CHASE ISSUANCE TRUST

CHASEseries Monthly Noteholders’ Statement

Monthly Period: July 2026

The undersigned, a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fifth Amended and Restated Transfer and Servicing Agreement, dated as of December 16, 2024 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Computershare Trust Company, National Association, as Indenture Trustee and as Collateral Agent, does hereby certify as follows:

A.	Information regarding the Current Distribution to Noteholders

1.	The total amount of the distribution to Noteholders on the Payment Date August 17, 2026 per $1,000 Initial Outstanding Dollar Principal Amount

Tranche	Amount

Class A (2023-01)	4.30000
Class A (2023-02)	4.23333
Class A (2024-01)	3.83333
Class A (2024-02)	3.85833
Class A (2025-01)	3.46667
Class A (2026-01)	3.66667
Class B (2025-01)	4.09167
Class C (2025-01)	4.33333

2.	The amount of the distribution set forth in item 1 in respect of interest on the Notes per $1,000 Initial Outstanding Dollar Principal Amount

Tranche	Amount	Interest Rate
Class A (2023-01)	4.30000	5.16000%
Class A (2023-02)	4.23333	5.08000%
Class A (2024-01)	3.83333	4.60000%
Class A (2024-02)	3.85833	4.63000%
Class A (2025-01)	3.46667	4.16000%
Class A (2026-01)	3.66667	4.40000%
Class B (2025-01)	4.09167	4.91000%
Class C (2025-01)	4.33333	5.20000%

3.	The amount of the distribution set forth in item 1 in respect of principal on the Notes per $1,000 Initial Outstanding Dollar Principal Amount

Tranche	Amount
Class A (2023-01)	0.00000
Class A (2023-02)	0.00000
Class A (2024-01)	0.00000
Class A (2024-02)	0.00000
Class A (2025-01)	0.00000
Class A (2026-01)	0.00000
Class B (2025-01)	0.00000
Class C (2025-01)	0.00000

B.	Information regarding the Tranches of Notes of the CHASEseries

1.	Outstanding Dollar Principal Amount and Nominal Liquidation Amount of Tranches of Notes of the CHASEseries for the related Monthly Period

Tranche	Initial Outstanding Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2023-01)	1,150,000,000.00	1,150,000,000.00	1,150,000,000.00	1,150,000,000.00
Class A (2023-02)	850,000,000.00	850,000,000.00	850,000,000.00	850,000,000.00
Class A (2024-01)	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00
Class A (2024-02)	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00
Class A (2025-01)	1,500,000,000.00	1,500,000,000.00	1,500,000,000.00	1,500,000,000.00
Class A (2026-01)	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00

Total Class A	7,100,000,000.00	7,100,000,000.00	7,100,000,000.00	7,100,000,000.00
Class B (2025-01)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00

Total Class B	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class C (2025-01)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00

Total Class C	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00

Total	8,600,000,000.00	8,600,000,000.00	8,600,000,000.00	8,600,000,000.00

2.	Nominal Liquidation Amount of Notes of the CHASEseries

Tranche	Beginning Nominal Liquidation Amount	Increases from amounts withdrawn from the Principal Funding Subaccounts in respect of Prefunding Excess Amounts	Reimbursements of prior Nominal Liquidation Amount Deficits from Available Finance Charge Collections	Reductions due to reallocations of Available Principal Collections and Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Subaccounts	Ending Nominal Liquidation Amount
Class A (2023-01)	1,150,000,000.00	0.00	0.00	0.00	0.00	1,150,000,000.00
Class A (2023-02)	850,000,000.00	0.00	0.00	0.00	0.00	850,000,000.00
Class A (2024-01)	1,250,000,000.00	0.00	0.00	0.00	0.00	1,250,000,000.00
Class A (2024-02)	1,100,000,000.00	0.00	0.00	0.00	0.00	1,100,000,000.00
Class A (2025-01)	1,500,000,000.00	0.00	0.00	0.00	0.00	1,500,000,000.00
Class A (2026-01)	1,250,000,000.00	0.00	0.00	0.00	0.00	1,250,000,000.00

Total Class A	7,100,000,000.00	0.00	0.00	0.00	0.00	7,100,000,000.00
Class B (2025-01)	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00

Total Class B	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00
Class C (2025-01)	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00

Total Class C	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00

Total	8,600,000,000.00	0.00	0.00	0.00	0.00	8,600,000,000.00

3.	CHASEseries Interest Funding Account Sub-Accounts

Tranche	Beginning Interest Funding Subaccount Balance	Targeted deposit to the Interest Funding Subaccount with respect to the current period	Previous shortfalls of targeted deposits to the Interest Funding Subaccount	Actual deposit to the Interest Funding Subaccount	Amount withdrawn from the Interest Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Interest Funding Subaccount Balance
Class A (2023-01)	0.00	4,945,000.00	0.00	4,945,000.00	(4,945,000.00)	0.00	0.00
Class A (2023-02)	0.00	3,598,333.33	0.00	3,598,333.33	(3,598,333.33)	0.00	0.00
Class A (2024-01)	0.00	4,791,666.67	0.00	4,791,666.67	(4,791,666.67)	0.00	0.00
Class A (2024-02)	0.00	4,244,166.67	0.00	4,244,166.67	(4,244,166.67)	0.00	0.00
Class A (2025-01)	0.00	5,200,000.00	0.00	5,200,000.00	(5,200,000.00)	0.00	0.00
Class A (2026-01)	0.00	4,583,333.33	0.00	4,583,333.33	(4,583,333.33)	0.00	0.00

Total Class A	0.00	27,362,500.00	0.00	27,362,500.00	(27,362,500.00)	0.00	0.00
Class B (2025-01)	0.00	3,068,750.00	0.00	3,068,750.00	(3,068,750.00)	0.00	0.00

Total Class B	0.00	3,068,750.00	0.00	3,068,750.00	(3,068,750.00)	0.00	0.00
Class C (2025-01)	0.00	3,250,000.00	0.00	3,250,000.00	(3,250,000.00)	0.00	0.00

Total Class C	0.00	3,250,000.00	0.00	3,250,000.00	(3,250,000.00)	0.00	0.00

Total	0.00	33,681,250.00	0.00	33,681,250.00	(33,681,250.00)	0.00	0.00

4.	CHASEseries Principal Funding Account Sub-Accounts

Tranche	Beginning Principal Funding Subaccount Balance	Targeted deposit to the Principal Funding Subaccount with respect to the current period	Previous shortfalls of targeted deposits to the Principal Funding Subaccount	Actual deposit to the Principal Funding Subaccount	Amount withdrawn from the Principal Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Principal Funding Subaccount Balance
Class A (2023-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2023-02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2024-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2024-02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2025-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2026-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class B (2025-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C (2025-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

5.	CHASEseries Class C Reserve Sub-Accounts

Tranche	Beginning Class C Reserve Subaccount Balance	Class C Reserve Subaccount earnings for the current period	Targeted deposit to the Class C Reserve Subaccount	Actual deposit to the Class C Reserve Subaccount, including Excess Amounts	Amount withdrawn in respect of payment of interest or principal to Noteholders	Withdrawal of Excess Amounts pursuant to subsection 3.25(c) of the Indenture Supplement	Ending Class C Reserve Subaccount Balance
Class C (2025-01)	129,000,000.00	380,621.57	0.00	0.00	0.00	(380,621.57)	129,000,000.00

Total Class C	129,000,000.00	380,621.57	0.00	0.00	0.00	(380,621.57)	129,000,000.00

Total	129,000,000.00	380,621.57	0.00	0.00	0.00	(380,621.57)	129,000,000.00

6.	Class A Required Subordinated Amount of Class B and Class C Notes and Class A Usage of Class B and Class C Required Subordinated Amounts

Tranche	Required Subordinated Amount of Class B Notes as of the close of business on the related Note Transfer Date	Required Subordinated Amount of Class C Notes as of the close of business on the related Note Transfer Date	Class A Usage of Class B Required Subordinated Amount for the current period	Class A Usage of Class C Required Subordinated Amount for the current period	Cumulative Class A Usage of Class B Required Subordinated Amount	Cumulative Class A Usage of Class C Required Subordinated Amount
Class A (2023-01)	93,604,595.00	93,604,595.00	0.00	0.00	0.00	0.00
Class A (2023-02)	69,186,005.00	69,186,005.00	0.00	0.00	0.00	0.00
Class A (2024-01)	101,744,125.00	101,744,125.00	0.00	0.00	0.00	0.00
Class A (2024-02)	89,534,830.00	89,534,830.00	0.00	0.00	0.00	0.00
Class A (2025-01)	122,092,950.00	122,092,950.00	0.00	0.00	0.00	0.00
Class A (2026-01)	101,744,125.00	101,744,125.00	0.00	0.00	0.00	0.00

Total	577,906,630.00	577,906,630.00	0.00	0.00	0.00	0.00

7.	Class B Required Subordinated Amount of Class C Notes and Class B Usage of Class C Required Subordinated Amounts

Tranche	Required Subordinated Amount of Class C Notes as of the close of business on the related Note Transfer Date	Class B Usage of Class C Required Subordinated Amount for the current period	Cumulative Class B Usage of Class C Required Subordinated Amount
Class B (2025-01)	590,859,891.45	0.00	0.00

Total	590,859,891.45	0.00	0.00

C.	Information regarding the performance of the CHASEseries

	July Monthly Period	June Monthly Period	May Monthly Period
Yield - Finance Charge, Fees & Interchange	24.41%	24.62%	24.61%
Plus: Yield - Collections of Discount Receivables	0.00%	0.00%	0.00%
Less: Net Credit Losses	1.58%	1.62%	1.73%

(a) Portfolio Yield	22.83%	23.00%	22.88%

Less:
Coupon	4.70%	4.70%	4.70%
Plus: Servicing Fee	1.50%	1.50%	1.50%

(b) Base Rate	6.20%	6.20%	6.20%

(a) - (b) = Excess Spread Percentage	16.63%	16.80%	16.68%

Three Month Average Excess Spread Percentage	16.70%	16.76%	17.45%

Excess Spread Amount paid to Transferor	$122,511,491.72	$115,397,503.10	$127,512,674.02

Principal Payment Rate	53.56%	51.83%	52.55%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date August 13, 2026.

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ John Keller
Name: John Keller
Title: Vice President